Description of Plan (Tables) - EBP 078	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule Of Net Assets Transferred To (From) Plan
During 2025, the following net assets were transferred into the Plan (in thousands):

Receipt Date	401(k) Savings Plan
February 13, 2025	MW Life Sciences (Paragon)	$98,910
March 13, 2025	MW Life Sciences (Paragon)	17
December 29, 2025	Rauland-Borg Corporation	54,951
		$153,878
During 2024, the following net assets were transferred into the Plan (in thousands):

Receipt Date	401(k) Savings Plan
March 20, 2024	Special Optics, Inc.	$3,178
April 1, 2024	Amplifier Research	19,141
December 31, 2024	Superior Tube Company, Inc.*	8,566
		$30,885

Schedule of Master Trust Net Assets
As of December 31, 2024, the assets of the Master Trust and the Plan’s interest in the Master Trust was as follows:

	Master Trust Balances	Plan’s Interest in Master Trust Balances
AMETEK Stock Fund	$151,220,244	$151,220,244
State Street Government Short Term Investment Fund	1,473,072	1,473,072
Total assets	$152,693,316	$152,693,316
Changes in the assets held by the Master Trust were as follows:

	Year Ended December 31,
	2025	2024
Net appreciation (depreciation) in fair value of investment	$—	$13,919,810
Interest and dividend income	—	1,067,614
Transfers in	—	12,439,409
Transfers out	—	(29,391,795)
Investments transferred out of the Master Trust	(152,693,316)	—
Decrease in assets	(152,693,316)	(1,964,962)
Assets at beginning of year	152,693,316	154,658,278
Assets at end of year	$—	$152,693,316